ROPES & GRAY LLP 1211 AVENUE OF THE AMERICAS NEW YORK, NY 10036-9704 WWW.ROPESGRAY.COM

BY EDGAR	Adam D. Rossetti 212-841-8885 646-728-1633 fax
November 30, 2010	adam.rossetti@ropesgray.com

Securities and Exchange Commission

Division of Investment Management

100 F Street, NE

Washington, DC 20549-1090

Re: Stone	Harbor Investment Funds: Stone Harbor Emerging Markets Corporate Debt Fund (Registration Nos. 333-141345 and 811-22037)

Ladies and Gentlemen:

On behalf of Stone Harbor Investment Funds (the “Registrant”), we are today filing, pursuant to Rule 485(b) under the Securities Act of 1933, as amended (the “Securities Act”), by electronic submission via EDGAR, Post-Effective Amendment No. 7 to the Registrant’s Registration Statement under the Securities Act, and Amendment No. 9 to the Registrant’s Registration Statement under the Investment Company Act of 1940, as amended, on Form N-1A (the “Amendment”).

The Amendment relates solely to the Institutional Class and Distributor Class shares of Stone Harbor Emerging Markets Corporate Debt Fund, a new series of the Registrant. No information relating to any other series of the Registrant is amended or superseded hereby. The Registrant is filing the Amendment to (i) respond to comments given to us by Mr. Keith O’Connell, Esq., the Registrant’s Securities and Exchange Commission reviewer, and (ii) update certain other information. It is intended that the Amendment become effective on December 1, 2010, pursuant to paragraph (b) of Rule 485 under the Securities Act. The Amendment is marked to show changes effected in the Registration Statement by the Amendment.

The Amendment does not contain any disclosure that, in our view, would render it ineligible to become effective pursuant to paragraph (b) of Rule 485 under the Securities Act.

Please direct any comments or questions on the Amendment to the undersigned at (212) 841-8885 or, in my absence, to Michael Doherty at (212) 497-3612.

Regards,

/s/ Adam D. Rossetti

Adam D. Rossetti

Cc: Adam J. Shapiro, Esq.
John M. Loder, Esq.
Michael G. Doherty, Esq.